Leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Text Block [Abstract]
Schedule of supplemental cash flow
	Year ended December 31, 2021	Year ended December 31, 2020
Cash payments for operating leases	247	185

Schedule of operating leases liabilities and the reconciliation of undiscounted cash flows
2022	270
2023	241
2024	213
2025	196
2026	83
Undiscounted cash flows of operating leases	1,003
Less: amount representing interest	(94)
Operating lease liabilities	909

Schedule of weighted average lease term and weighted average discount rate
Operating leases weighted average remaining lease term (in years)	2.36
Operating leases weighted average discount rate	4.59%